Net Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Income And Expenses [Abstract]
Net Other Operating Income and Expenses
31. Net Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Other operating income
Gains on securities at fair value through other comprehensive income:
Gains on redemption of securities at fair value through other comprehensive income	￦	7,326	￦	9,738	￦	2,939
Gains on disposal of securities at fair value through other comprehensive income		59,666		128,169		254,985

		66,992		137,907		257,924

Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost		99,942		136,706		177,608
Gains on disposal of securities measured at amortized cost		174		1,019		1,039

		100,116		137,725		178,647

Gains on hedge accounting		361,281		480,584		267,782
Gains on foreign exchange transactions		6,480,621		6,070,151		6,317,310
Dividend income		47,769		86,524		148,954
Others		593,871		673,191		830,162

		7,650,650		7,586,082		8,000,779

Other operating expenses
Losses on securities at fair value through other comprehensive income:
Losses on redemption of securities at fair value through other comprehensive income		8		66		8
Losses on disposal of securities at fair value through other comprehensive income		323,147		242,846		158,909

		323,155		242,912		158,917

Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost		49,534		115,318		567,474
Losses on disposal of securities measured at amortized cost		—		—		4

		49,534		115,318		567,478

Losses on hedge accounting		379,343		425,612		343,860
Losses on foreign exchange transactions		6,130,076		5,375,351		6,318,078
Deposit insurance fee		570,465		590,148		622,074
Credit guarantee fund fee		327,764		362,234		414,449
Depreciation expenses of operating lease assets		713,056		701,917		662,825
Others		1,870,246		1,645,601		1,796,173

		10,363,639		9,459,093		10,883,854

Net other operating expenses	￦	(2,712,989)	￦	(1,873,011)	￦	(2,883,075)